CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (DETAILS 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Concentration Of Credit Risk And Major Customers [Line Items]
At beginning of year	$ 6	$ 0	$ 0
Allowance for the year	0	6	0
At end of year	$ 6	$ 6	$ 0